Share-based payments - Management Share Plans, Bonus Deferral Plans, Global Employee Share Plans and UK Share Plan (combined) (Detail)	12 Months Ended
	Dec. 31, 2019 £ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 £ / shares	Dec. 31, 2018 $ / shares
Management share plans, bonus deferral plans, global employee share plans and uk share plan (combined) [member] | Rio Tinto plc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	3,042,020	3,042,020	3,473,092	3,473,092
Number of non-vested shares, awarded	1,043,817	1,043,817	1,135,103	1,135,103
Number of non-vested shares, forfeited	(224,402)	(224,402)	(250,853)	(250,853)
Number of non-vested shares, Cancelled	(24,043)	(24,043)	(33,563)	(33,563)
Number of non-vested shares, vested	(1,224,379)	(1,224,379)	(1,281,759)	(1,281,759)
Number of non-vested shares at ending balance	2,613,013	2,613,013	3,042,020	3,042,020
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 31.43		£ 27.23
Weighted average fair value at grant date, non-vested shares, awarded	40.41		39.49
Weighted average fair value at grant date, non-vested shares, forfeited	39.46		30.26
Weighted average fair value at grant date, non-vested shares, cancelled	32.87		26.52
Weighted average fair value at grant date, non-vested shares, vested	25.40		27.54
Weighted average fair value at grant date, non-vested shares ending balance	£ 37.14		£ 31.43
Management share plans, bonus deferral plans, global employee share plans and uk share plan (combined) [member] | Rio Tinto Limited [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	2,613,930	2,613,930	2,933,237	2,933,237
Number of non-vested shares, awarded	846,008	846,008	943,315	943,315
Number of non-vested shares, forfeited	(174,025)	(174,025)	(185,062)	(185,062)
Number of non-vested shares, Cancelled	(35,481)	(35,481)	(36,613)	(36,613)
Number of non-vested shares, vested	(976,763)	(976,763)	(1,040,947)	(1,040,947)
Number of non-vested shares at ending balance	2,273,669	2,273,669	2,613,930	2,613,930
Weighted average fair value at grant date, non-vested shares at beginning balance | $ / shares		$ 61.71		$ 54.15
Weighted average fair value at grant date, non-vested shares, awarded | $ / shares		86.56		78.36
Weighted average fair value at grant date, non-vested shares, forfeited | $ / shares		72.18		64.60
Weighted average fair value at grant date, non-vested shares, cancelled | $ / shares		60.91		52.84
Weighted average fair value at grant date, non-vested shares, vested | $ / shares		49.39		55.30
Weighted average fair value at grant date, non-vested shares ending balance | $ / shares		$ 75.46		$ 61.71
Management share plans [member] | Rio Tinto plc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	1,666,082	1,666,082
Number of non-vested shares at ending balance	1,398,039	1,398,039	1,666,082	1,666,082
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 32.52
Weighted average fair value at grant date, non-vested shares ending balance	£ 38.68		£ 32.52
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	681,242	681,242	669,678	669,678
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 43.68		£ 40.03
Management share plans [member] | Rio Tinto Limited [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	1,520,292	1,520,292
Number of non-vested shares at ending balance	1,363,601	1,363,601	1,520,292	1,520,292
Weighted average fair value at grant date, non-vested shares at beginning balance | $ / shares		$ 64.06
Weighted average fair value at grant date, non-vested shares ending balance | $ / shares		$ 78.67		$ 64.06
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	582,948	582,948	570,173	570,173
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 93.05		$ 80.87
Bonus deferral plans [member] | Rio Tinto plc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	203,900	203,900
Number of non-vested shares at ending balance	192,878	192,878	203,900	203,900
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 37.86
Weighted average fair value at grant date, non-vested shares ending balance	£ 41.95		£ 37.86
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	163,076	163,076	221,198	221,198
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 42.53		£ 37.69
Bonus deferral plans [member] | Rio Tinto Limited [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	127,423	127,423
Number of non-vested shares at ending balance	87,930	87,930	127,423	127,423
Weighted average fair value at grant date, non-vested shares at beginning balance | $ / shares		$ 71.93
Weighted average fair value at grant date, non-vested shares ending balance | $ / shares		$ 87.81		$ 71.93
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	85,142	85,142	108,001	108,001
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 97.30		$ 75.36
Global employee share plans [member] | Rio Tinto plc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	1,102,322	1,102,322
Number of non-vested shares at ending balance	982,932	982,932	1,102,322	1,102,322
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 28.68
Weighted average fair value at grant date, non-vested shares ending balance	£ 33.98		£ 28.68
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	543,426	543,426	451,710	451,710
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 43.04		£ 39.06
Global employee share plans [member] | Rio Tinto Limited [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	966,215	966,215
Number of non-vested shares at ending balance	822,138	822,138	966,215	966,215
Weighted average fair value at grant date, non-vested shares at beginning balance | $ / shares		$ 56.66
Weighted average fair value at grant date, non-vested shares ending balance | $ / shares		$ 68.82		$ 56.66
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	421,614	421,614	473,420	473,420
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting) | $ / shares		$ 91.50		$ 78.78
UK share plan [member] | Rio Tinto plc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of non-vested shares at beginning balance	69,716	69,716
Number of non-vested shares at ending balance	39,164	39,164	69,716	69,716
Weighted average fair value at grant date, non-vested shares at beginning balance	£ 29.90
Weighted average fair value at grant date, non-vested shares ending balance	£ 37.86		£ 29.90
Number of vested awards settled in shares during the year (including dividend shares applied on vesting)	34,196	34,196	16,968	16,968
Weighted average share price, Vested awards settled in shares during the year (including dividend shares applied on vesting)	£ 42.21		£ 38.21